RELATED PARTY BALANCES AND TRANSACTIONS - Schedule of marketplace service provide to related parties (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
Marketplace service provided to related parties	¥ 765
Bixin
Marketplace service provided to related parties	373
Liumang Yike
Marketplace service provided to related parties	301
Siwei
Marketplace service provided to related parties	¥ 91